ACCOUNTS RECEIVABLE, NET	12 Months Ended
Dec. 31, 2023
Credit Loss [Abstract]
ACCOUNTS RECEIVABLE, NET

NOTE－4 ACCOUNTS RECEIVABLE, NET

Accounts receivable, net consisted of the following:

	As of December 31,
	2023	2022
	$’000	$’000

Accounts receivable – third parties	5,578	8,293
Accounts receivable – related parties	166	12
Less: allowance for expected credit loss	(403)	(284)

Accounts receivable, net	5,341	8,021

The Company generally conducts its business with creditworthy third parties. The Company determines, on a continuing basis, the probable losses and an allowance for expected credit loss, based on several factors including internal risk ratings, customer credit quality, payment history, historical bad debt/write-off experience and forecasted economic and market conditions. Accounts receivable are written off after exhaustive collection efforts occur and the receivable is deemed uncollectible. In addition, receivable balances are monitored on an ongoing basis and its exposure to bad debts is not significant.